EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Tabular disclosure (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income for the year	$ 2,177,116	$ 4,869,133	$ 5,668,502
Less: participation of non-controlling interests	(1,438,113)	(2,386,248)	(2,370,766)
Net income attributable to owners of the parent	739,003	2,482,885	3,297,736
Less: Allocation of undistributed earnings to preferred stockholders, basic	(234,727)	(791,989)	(1,058,554)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(234,727)	(791,989)	(1,058,554)
Net Income allocated to common shareholders for basic EPS	504,276	1,690,896	2,239,182
Net Income allocated to common shareholders for diluted EPS	$ 504,276	$ 1,690,896	$ 2,239,182
Weighted average number of common shares outstanding used in basic EPS calculation	16,202,376,163	15,760,496,801	15,128,947,661
Basic earnings per share to common shareholders (pesos)	$ 31.12	$ 107.29	$ 148.01
Diluted earnings per share to common shareholders (pesos)	31.12	107.29	148.01
Basic earnings per ADS in Colombian pesos	622.47	2,145.74	2,960
Diluted earnings per ADS in Colombian pesos	$ 622.47	$ 2,145.74	$ 2,960
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,142,465,372	22,281,017,159